Long-term Debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Long-term Debt [Abstract]
Interest on long term debt	$ 16,991	$ 3,936
Less: Interest capitalized	(6,221)	(1,252)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other Comprehensive Income	1,491	0
Amortization of loan expenses	1,199	284
Other bank and finance charges	411	89
Interest and finance costs	$ 13,871	$ 3,057